CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Shareholders' equity	Share capital	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	OCI from equity accounted investments	Non-controlling interests
Equity beginning balance at Dec. 31, 2023		$ 48,500	$ 48,490	$ 1,101	$ 0	$ 56,521	$ (9,442)	$ 310	$ 10
Net income/(loss)		6,830	6,810			6,810			19
Other comprehensive income/(loss)		375	375			382	36	(43)
Total comprehensive income/(loss)		7,204	7,185						19
Dividends		(5,900)	(5,900)			(5,900)
Share buy-back		(5,408)	(5,408)	(49)	11	(5,370)
Other equity transactions		(12)	(15)		(11)	(4)			3
Equity ending balance at Sep. 30, 2024		44,385	44,352	1,052	0	52,439	(9,406)	267	33
Equity beginning balance at Dec. 31, 2024		42,380	42,342	1,052	0	52,407	(11,385)	268	38
Net income/(loss)		3,744	3,729			3,729			15
Other comprehensive income/(loss)		2,714	2,714			12	2,696	7
Total comprehensive income/(loss)		6,458	6,443						15
Dividends		(2,865)	(2,865)			(2,865)
Share buy-back	[1]	(5,373)	(5,373)	(56)		(5,317)
Other equity transactions		(7)	(21)			(21)			15
Equity ending balance at Sep. 30, 2025		$ 40,592	$ 40,526	$ 995	$ 0	$ 47,945	$ (8,689)	$ 275	$ 67

[1]	1)For more information see note 8 Capital distribution